FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT Overview of financial instruments	12 Months Ended
Dec. 31, 2017
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FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT Overview of financial instruments

5 FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT Overview of financial instruments

	As at December 31,
€ in thousands	2017	2016	2015
Financial assets	356,377	238,952	243,024
Restricted cash	1,601	1,600	1,648
Trade receivables	2,111	3,512	6,782
Current financial assets	337,714	180,484	230,992
Cash and cash equivalents	14,951	53,356	3,602

Total financial assets	356,377	238,952	243,024

At fair value through profit or loss	66,454	19,812	54,146
Convertible bond - Embedded derivative	66,454	19,812	54,146
At amortized cost	104,280	104,856	92,338
Convertible bond - Host debt	88,715	84,537	80,682

Total Trade payables	15,565	20,319	11,656

Total financial liabilities	170,734	124,668	146,484

Fair value of financial instruments

IFRS 13 requires disclosure of fair value measurements by level of the following hierarchy:

•	Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities;

•	Level 2: Other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly;

•	Level 3: Techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

The carrying amounts of other financial assets recognized in the financial statements approximate their fair values, as cash and cash equivalents, short-term deposits and trade receivables primarily have short terms to maturity. The same situation is applicable for financial liabilities, except for the convertible bond.

The following table presents the fair values of the components of the convertible bond and the related fair value (FV) level:

€ in thousands	Carrying amount	Fair Value	Level of FV hierarchy IFRS 13
At 31 December 2017
Financial assets
Other financial assets	49,718	49,718	Level 3
As at December 31, 2017
Convertible bond
Host debt	88,715	97,296	Level 2
Embedded derivative	66,454	66,454	Level 3
As at December 31, 2016
Convertible bond
Host debt	84,537	88,708	Level 2
Embedded derivative	19,812	19,812	Level 3
As at December 31, 2015
Convertible bond
Host debt	80,682	84,798	Level 2
Embedded derivative	54,146	54,146	Level 3

The fair value of the host debt of the convertible bond measured at amortized cost in the statement of financial position has been determined in accordance with generally accepted pricing models based on discounted cash flow analysis, with the most significant inputs being the discount rate that reflects the credit risk. The estimate of the fair value of the host debt was based on credit spread data for debt issued by comparable companies, provided by third parties.

The measurement approach taken for the fair value of the embedded derivative is based on the difference between the fair value of the total convertible bond as a whole and the fair value of the host debt (non-prepayable non-convertible debt). An estimate of the fair value of the convertible bond is obtained from a reputable data provider. At inception and subsequently, this fair value has been based on indicative (i.e. non-executable) quotes provided by market participants resulting in indicative prices that were given a high reliability score by the data provider.

Reconciliation of the Level 3 instrument:

At issuance of other financial assets	50,000

Included in profit or loss	(278)

Closing Balance December 31, 2017	49,723

At issuance of the convertible bond	19,500

Included in profit or loss as a change in fair value	34,646

Closing Balance December 31, 2015	54,146

Included in profit or loss as a change in fair value	(34,334)

Closing Balance December 31, 2016	19,812

Included in profit or loss as a change in fair value	46,642

Closing Balance December 31, 2017	66,454

The sensitivity of the fair value to significant non-observable inputs:

Assumptions as at December 31, 2017	Fair value other financial asset
Credit spread	31 bps	49,718
Sensitivity analysis
Credit spread
+1 bps	32 bps	49,704
- 1 bps	30 bps	49,729

Assumptions as at December 31, 2017	Fair value embedded derivative convertible bond
Credit spread	450 bps	66,454
Share price	€20.72
Sensitivity analysis
Credit spread
-100 bps	350 bps	64,157
+100 bps	550 bps	68,671
Share price
+1%	€20.93	68,077
-1%	€20.51	64,803

Assumptions as at December 31, 2016	Fair value embedded derivative convertible bond
Credit spread	700 bps	19,812
Share price	€10.82
Sensitivity analysis
Credit spread
-100 bps	600 bps	20,149
+100 bps	800 bps	19,497
Share price
+1%	€10.92	19,900
-1%	€10.71	19,726

Assumptions as at December 31, 2015	Fair value embedded derivative convertible bond
Credit spread	700 bps	51,405
Sensitivity analysis
Credit spread
-200 bps	500 bps	54,534
+200 bps	900 bps	48,802

Financial risk factors

Liquidity risk management

The Company makes use of term accounts, treasury notes and equity and credit linked notes. The maturities of the term deposits are limited to a maximum of one year. The maturities of the credit linked notes are limited to a maximum of 2 years.

The Company has €1.6 million restricted cash related to a cash pledge as at December 31, 2017 (€1.6 million as at December 31, 2016 and €1.6 million as at December 31, 2015).

For the maturity table relating to the convertible bond, we refer to note 16. No cash credit lines were available.

Furthermore, the Company is not subject to any covenants relating to its borrowings.

Interest rate risk

The Company has a material interest-bearing liability related to the private placement of €100 million senior unsecured bonds with a 3.25% coupon rate and a conversion price of €12.66 (original conversion price was €12.93).

The Company does not have any floating rate financial instruments.

Credit risk

The credit risk arises from outstanding transactions with customers. It is the Company’s policy to deal with creditworthy partners to avoid significant risk exposure. The trade receivables relate to a limited number of high-ranked international customers for whom there is no recent history of default. The credit risk is highly concentrated around a limited number of customers.

Available liquidities are placed with several financial institutions.

The financial institutions have credit ratings varying from A+, over A to A-.

No cash credit lines were available.

Credit quality of financial assets:

			As at December 31,
€ in thousands	Rating		2017	2016	2015
Cash and cash equivalents	A	+	9,465	35,131	3,522
	A		4,035		38
	A	-	1,451	18,225	42
			14,951	53,356	3,602
Current financial assets	A	+	99,996	100,003	56,026
	A		10,000	0	73,500
	A	-	227,718	80,481	101,466
			337,714	180,484	230,992
Total	A	+	109,461	135,134	59,548
	A		14,035	0	73,538
	A	-	229,169	98,706	101,508
			352,665	233,840	234,594

Source of December 31, 2017 – Fitch

Foreign exchange risk

The Company has sales transactions from research and collaboration agreements denominated in USD and purchase transactions denominated in AUD, BGN, CAD, DKK, CHF, GBP, JPY, NOK, PLN, SEK and USD. The Company did not enter into any currency hedging arrangements in order to cover this risk.

As per December 31, 2017, if the EUR had weakened 10% against the GBP and against the USD with all other variables held constant, the loss for the period would have been €2.437.311 higher (2016: loss €675.710 higher). Conversely, if the EUR had strengthened 10% against the GBP and against the USD with all other variables held constant, the loss of the period would have been €1.994.163 lower (2016: loss €552.854 lower).

The table below provides an indication of the Company’s open net foreign currency position as per year end:

	As at December 31,
€ in thousands	2017	2016	2015
Liabilities denominated in USD	180	608	142
Liabilities denominated in GBP	182	167	76
Assets denominated in USD	105	65	2,680

Capital risk management

The Company manages its capital to ensure that it will be able to continue as a going concern. The capital structure of the Company consists of financial debt, cash and cash equivalents, restricted cash, current financial assets and equity attributed to the holders of equity instruments of the Company, such as capital, reserves and results carried forward as mentioned in the statements of changes in equity. The Company makes the necessary adjustments in the light of changes in the economic circumstances, risks associated to the different assets and the projected cash needs of the current and projected research activities. The current cash situation and the anticipated cash generation are the most important parameters in assessing the capital structure. The Company objective is to maintain the capital structure at a level to be able to finance its activities for at least twelve months. Cash income from existing and new partnerships is taken into account and, if needed and possible, the Company can issue new shares or enter into financing agreements.